Cover	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39429
Entity Registrant Name	Ardagh MP USA Inc.
Entity Central Index Key	0001816816
Entity Tax Identification Number	84-1653565
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8770 W. Bryn Mawr Ave.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	773
Local Phone Number	399-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false